Related party transactions (FY) (Details) $ in Thousands		3 Months Ended	8 Months Ended	12 Months Ended
	Jan. 20, 2020 shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Director shares	Dec. 31, 2018 USD ($) Member shares
Related Party Transactions [Abstract]
Payment of finder's fee					$ 300
Number of members who own entity | Member					1
Subordinated convertible notes issued		$ 17,559	$ 16,370	$ 16,370	$ 0
Warrants issued (in shares) | shares		1,064,456	17,414,030		0
Common Stock [Member]
Related Party Transactions [Abstract]
Warrants issued (in shares) | shares	61,224
Shareholder Guaranty [Member]
Related Party Transactions [Abstract]
Warrants issued (in shares) | shares				6,500,000
Number of members of board of directors to whom warrants were issued | Director				3
Fair value of warrants issued		$ 4,200	$ 4,200	$ 4,200
Subordinated Convertible Notes [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued			1,400	1,400
Subordinated Convertible Notes [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Interest amount			100	100
Subordinated Convertible Notes [Member] | Halo Acquisition [Member] | Executive Officer [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued			100	100
Subordinated convertible notes			100	100
Management Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Payments to related parties				200	$ 500
Marketing Services [Member]
Related Party Transactions [Abstract]
Service contract termination clause		30 days
Marketing Services [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Payments to related parties				$ 200	100
Service contract termination clause				30 days
Marketing Services [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party		$ 100	100	$ 100
Marketing Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party			$ 100	$ 100	100
Other Professional Services [Member]
Related Party Transactions [Abstract]
Payments to related parties					400
Other Professional Services [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Payments to related parties					$ 100